Business Segment Information (Reconciliation of Assets from Segment to Consolidated) (Detail) ¥ in Billions	6 Months Ended
Sep. 30, 2019 JPY (¥)
Schedule Of Assets By Segment [Line Items]
Fixed assets	¥ 1,701.6 [1]
U.S. GAAP adjustments	964.5
Premises and equipment—net, Goodwill, Intangible assets, and ROU assets related to operating leases included in Other assets	¥ 2,666.1

[1]	“Fixed assets” is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts: Premises and equipment—net, Goodwill, Intangible assets, and ROU assets related to operating leases included in Other assets. The above table does not include other asset amounts because “Fixed assets” is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. “Fixed assets” has been allocated to each segment starting in the fiscal year ended March 31, 2019 to enhance management’s analysis of the Group’s operations. “Others” in “Fixed assets” includes assets of headquarters that have not been allocated to each segment, “Fixed assets” pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain “Fixed assets” expenses have been allocated to each segment using reasonable allocation criteria.